Disclosure - Pro Forma Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Accretion of dividends on redeemable convertible preferred stock	$ (4,044)	$ (5,469)	$ (18,391)	$ (16,291)	$ (21,994)	$ (13,868)
Net income (loss) attributable to common shareholders	8,290	(25,959)	(45,167)	(67,228)	(103,868)	(99,148)
Net loss attributable to common shareholders per share, basic and diluted					$ (18.77)	$ (18.92)
Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues						9,146
Net loss						(89,116)
Accretion of dividends on redeemable convertible preferred stock						(13,868)
Net income (loss) attributable to common shareholders						$ (102,984)
Net loss attributable to common shareholders per share, basic and diluted						$ (19.01)